United States
                       Securities and Exchange Commission
                              Washington, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2000

Check here if amendment [x];   Amendment Number:  2
This Amendment (Check only one):
[ ]  is a restatement
[x]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        UBS Warburg LLC
Address:     677 Washington Boulevard
             Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:     Sarah M. Starkweather
Title:    Director
Phone:    (203) 719-6891

Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
August 10, 2001, Stamford, Connecticut

This Amendment includes securities holdings reported on the Form 13F filed on February 16, 2001 pursuant to a request for confidential treatment.

Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report


Report Summary

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $1,587,476 (thousands)

List of Other Included Managers:

NONE

                            Section 13F - Amendment

                                 As of 12/31/00


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

                                                                                                            VOTING
                                                                  MARKET             PUT/  INVESTMENT       AUTHORITY
ISSUER                         ISSUE                CUSIP         VALUE     QUANTITY CALL  DISCRETION       SOLE

ADVANCED ENERGY INDS           COM                  007973100        487       21,645      SOLE                  21645
ALKERMES INC                   PFD CV EX$3.25       01642T405     11,347      149,300      SOLE                  149300
AMERICA ONLINE INC DEL         COM                  02364J104      6,264      180,000      SOLE                  180000
ASM LITHOGRAPHY HLDG N V       N Y SHS              N07059111     31,677    1,404,000      SOLE                  1404000
ATMEL CORP                     SBDBCV ZRO144A18     049513AB0      3,537    5,145,000      SOLE                  5145000
ATMEL CORP                     SB DB CV ZRO  18     049513AC8     13,255   19,280,000      SOLE                  19280000
AUTOMATIC DATA PROCESSING INC  COM                  053015103        614        9,692      SOLE                  9692
AVAYA INC                      COM                  053499109      2,046      198,416      SOLE                  198416
BP AMOCO P L C                 SPONSORED ADR        055622104    160,429    3,351,000      SOLE                  3351000
CABLE & WIRELESS PUB LTD CO    SPONSORED ADR        126830207     92,709    2,325,000      SOLE                  2325000
CELESTICA INC                  LYON  ZERO    20     15101QAA6      5,737   13,038,000      SOLE                  13038000
CISCO SYS INC                  COM                  17275R102    102,449    2,678,400      SOLE                  2678400
COLGATE PALMOLIVE CO           COM                  194162103    107,798    1,670,000      SOLE                  1670000
COMVERSE TECHNOLOGY INC        SUB DB CV 4.5%05     205862AG0     43,757    8,620,000      SOLE                  8620000
CURAGEN CORP                   SB DEB CV 144A07     23126RAA9         21       30,000      SOLE                  30000
DELL COMPUTER CORP             COM                  247025109     84,712    4,858,158      SOLE                  4858158
DIAGEO P L C                   SPON ADR NEW         25243Q205     44,375    1,000,000      SOLE                  1000000
E M C CORP MASS                COM                  268648102     42,028      632,000      SOLE                  632000
ECHOSTAR COMMUNICATIONS NEW    SUB NT CV 144A07     278762AB5      1,369    1,825,000      SOLE                  1825000
EPCOS AG                       ARD                  29410P107     53,235      630,000      SOLE                  630000
ERICSSON L M TEL CO            ADR CL B SEK10       294821400     55,935    5,000,000      SOLE                  5000000
FEDERATED DEPT STORES INC DEL  WT D EX 121901       31410H127      1,541      162,200      SOLE                  162200
GALLAHER GROUP PLC             SPONSORED ADR        363595109     49,250    2,000,000      SOLE                  2000000
GENERAL MLS INC                COM                  370334104     89,792    2,015,000      SOLE                  2015000
GLOBAL MARINE INC              COM                  379352404      1,041       36,700      SOLE                  36700
HANSON PLC                     SPON ADR NEW         411352404     68,355    1,995,768      SOLE                  1995768
INTERNATIONAL BUSINESS MACHS   COM                  459200101     45,586      536,300      SOLE                  536300
JACOR COMMUNUNICATIONS INC     WT EXP  091801       469858138      2,080      320,000      SOLE                  320000
JUNIPER NETWORKS INC           COM                  48203R104      1,664       13,200      SOLE                  13200
PFIZER INC                     COM                  717081103    166,520    3,620,000      SOLE                  3620000
REDBACK NETWORKS INC           COM                  757209101      1,062       25,900      SOLE                  25900
SAFEGUARD SCIENTIFICS INC      SB NT CV 144A 06     786449AD0        482      829,000      SOLE                  829000
SCI SYS INC                    SUB NT CONV 3%07     783890AF3      3,562    5,000,000      SOLE                  5000000
SHELL TRANS & TRADING PLC      NEW YRK SH NEW       822703609     36,276      734,700      SOLE                  734700
SMITHKLINE BEECHAM PLC         ADR REP ORD          832378301         --      896,000      SOLE                  896000
SPHERION CORP                  COM                  848420105        192       17,000      SOLE                  17000
SUMMIT BANCORP                 COM                  866005101     57,280    1,500,000      SOLE                  1500000
SUN MICROSYSTEMS INC           COM                  866810104     37,520    1,346,000      SOLE                  1346000
THERMO ELECTRON CORP           SUBDB CV 144A 03     883556AF9        129      130,000      SOLE                  130000
THERMO ELECTRON CORP           SUB DB CONV 4%05     883556AH5        392      440,000      SOLE                  440000
THERMO ELECTRON CORP           GTD SD CV ACRD03     883556AJ1        145      200,000      SOLE                  200000
TYCO INTL LTD NEW              COM                  902124106      3,052       55,000      SOLE                  55000
VERITAS SOFTWARE CO            SB NT CV 5.25%04     923436AB5     89,741    9,703,000      SOLE                  9703000
VOICESTREAM WIRELESS CORP      COM                  928615103     35,521      353,000      SOLE                  353000
YAHOO INC                      COM                  984332106     32,512    1,081,500      SOLE                  1081500

                                                    Sum        1,587,476
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